Fees Summary	Apr. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,666,776,068.00
Previously Paid Amount	0.00
Total Fee Amount	255,183.42
Total Offset Amount	246,016.15
Net Fee	$ 9,167.27
Final Prospectus	false